Reclassification of comparative figures	12 Months Ended
Dec. 31, 2022
Reclassification Of Comparative Figures
Reclassification of comparative figures

29. Reclassification of comparative figures

Certain comparative amounts in the consolidated statements of financial position, consolidated statements of loss and comprehensive loss and the notes to these consolidated financial statements have been reclassified to conform to the presentation adopted in the current year.